Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets movement activities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term:
Short-term financial assets receivable	¥ 43	¥ 6,914
Allowance for credit losses		(434)
Short-term financial assets receivable, net	¥ 43	¥ 6,480